Organization and Principal Activities (Details) - Schedule of financial statements of Zhongchao Shanghai	12 Months Ended
Dec. 31, 2022
Zhongchao Group Inc. ("Zhongchao BVI") [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A BVI company
Ownership	100% owned by Zhongchao Cayman
Zhongchao Group Inc. (“Zhongchao BVI”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on April 23, 2019
Zhongchao Group Inc. (“Zhongchao BVI”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A holding company
Zhongchao USA LLC (“Zhongchao USA”) [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A United States company
Ownership	100% owned by Zhongchao Cayman
Zhongchao USA LLC (“Zhongchao USA”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on 3 September, 2020
Zhongchao USA LLC (“Zhongchao USA”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Zhongchao Japan (“Zhongchao Japan”) [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A Japan company
Ownership	100% owned by Zhongchao USA since December 2021. Before December 2021, 10% owned by Zhongchao USA and 90% owned by Mr. Weiguang Yang
Zhongchao Japan (“Zhongchao Japan”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on 1 October, 2020
Zhongchao Japan (“Zhongchao Japan”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Zhongchao Group Limited ("Zhongchao HK") [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A Hong Kong company
Ownership	100% owned by Zhongchao BVI
Zhongchao Group Limited (“Zhongchao HK”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on May 14, 2019
Zhongchao Group Limited (“Zhongchao HK”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A holding company
Beijing Zhongchao Zhongxing Technology Limited ("Zhongchao WFOE") [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A PRC company and deemed a wholly foreign owned enterprise
Ownership	100% owned by Zhongchao HK
Beijing Zhongchao Zhongxing Technology Limited (“Zhongchao WFOE”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on May 29, 2019
Beijing Zhongchao Zhongxing Technology Limited (“Zhongchao WFOE”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A holding company
Zhongchao Shanghai [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A PRC limited liability company
Ownership	VIE of Beijing Zhongchao Zhongxing Technology Limited
Zhongchao Shanghai One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on August 17, 2012
Zhongchao Shanghai Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, technology transfer, and technical services in the field of medical technology, technical consulting in the field of network technology, and medical information consulting
Shanghai Maidemu Cultural Communication Corp. ("Shanghai Maidemu") [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Zhongchao Shanghai
Shanghai Maidemu Cultural Communication Corp. (“Shanghai Maidemu”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on March 12, 2015
Shanghai Maidemu Cultural Communication Corp. (“Shanghai Maidemu”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Planning for cultural and artistic exchanges, designing, producing, acting for and publishing various kinds of advertisements, and medical consultation (no medical diagnosis and treatment activities allowed).
Shanghai Huijing Information Technology Co., Ltd., ("Shanghai Huijing") [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Maidemu
Shanghai Huijing Information Technology Co., Ltd., (“Shanghai Huijing”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on September 28, 2016
Shanghai Huijing Information Technology Co., Ltd., (“Shanghai Huijing”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of computer technology, graphic designing, website page designing, planning cultural and artistic exchanges.
Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”) [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Zhongchao Shanghai
Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on May 27, 2017
Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Shanghai Zhongxin Medical Technology Co., Ltd (“Shanghai Zhongxin”) [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A PRC limited liability company
Ownership	93.33% owned by Shanghai Zhongxun*
Shanghai Zhongxin Medical Technology Co., Ltd (“Shanghai Zhongxin”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on October 10, 2018
Shanghai Zhongxin Medical Technology Co., Ltd (“Shanghai Zhongxin”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Beijing Zhongchao Boya Medical Technology Co., Ltd. (“Beijing Boya”) [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A PRC limited liability company
Ownership	70% owned by Zhongchao Shanghai, and 30% owned by Mr. Zhengbo Ma on behalf of Zhongchao Shangha before December 8, 2021, and 30% owned by Shanghai Lingzhong Enterprise Management LLP on behalf of Zhongchao Shanghai after December 8, 2021
Beijing Zhongchao Boya Medical Technology Co., Ltd. (“Beijing Boya”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on April 27, 2020
Beijing Zhongchao Boya Medical Technology Co., Ltd. (“Beijing Boya”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Hainan Zhongteng Medical Technology Co., Ltd. (“Hainan Zhongteng”) [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Beijing Boya
Hainan Zhongteng Medical Technology Co., Ltd. (“Hainan Zhongteng”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on July 16, 2021
Hainan Zhongteng Medical Technology Co., Ltd. (“Hainan Zhongteng”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Zhixun Internet Hospital (Liaoning) Co., Ltd. (“Liaoning Zhixun”) [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Beijing Boya
Zhixun Internet Hospital (Liaoning) Co., Ltd. (“Liaoning Zhixun”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on July 6, 2020
Zhixun Internet Hospital (Liaoning) Co., Ltd. (“Liaoning Zhixun”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in online hospital services, medical services, elderly nursing services, remote healthcare management services, healthcare consulting services, sales of medical appliances and other medical products.
Shanghai Xinyuan Human Resources Co., Ltd. (“Shanghai Xinyuan”) [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Zhongxin
Shanghai Xinyuan Human Resources Co., Ltd. (“Shanghai Xinyuan”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on January 13, 2021
Shanghai Xinyuan Human Resources Co., Ltd. (“Shanghai Xinyuan”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Hainan Muxin Medical Technology Co., Ltd. (“Hainan Muxin”) [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Zhongxin
Hainan Muxin Medical Technology Co., Ltd. (“Hainan Muxin”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on July 21, 2021
Hainan Muxin Medical Technology Co., Ltd. (“Hainan Muxin”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Ningxia Zhongxin Internet Hospital Co., Ltd. (“Ningxia Zhongxin”) [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Zhongxin
Ningxia Zhongxin Internet Hospital Co., Ltd. (“Ningxia Zhongxin”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on May 18, 2021 and cancelled on September 1, 2022
Ningxia Zhongxin Internet Hospital Co., Ltd. (“Ningxia Zhongxin”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in online hospital operation, provide online medical service, online consultation, prescription information services, and medication retails.
Chongqing Xinjiang Pharmaceutical Co., Ltd. (“Chongqing Xinjiang”) [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Shanghai Zhongxun
Chongqing Xinjiang Pharmaceutical Co., Ltd. (“Chongqing Xinjiang”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on January 18, 2022
Chongqing Xinjiang Pharmaceutical Co., Ltd. (“Chongqing Xinjiang”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Engaged in trading of patented drugs
Beijing Yisuizhen Technology Co., Ltd. (“Beijing Yisuizhen”) [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Hainan Muxin
Beijing Yisuizhen Technology Co., Ltd. (“Beijing Yisuizhen”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on November 8, 2021
Beijing Yisuizhen Technology Co., Ltd. (“Beijing Yisuizhen”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Acquired by the Company on August 31, 2022
Beijing Yisuizhen Technology Co., Ltd. (“Beijing Yisuizhen”) Three [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Provision of online platform for communication between hospitals and patients
West Angel (Beijing) Health Technology Co., Ltd. (“West Angel”) [Member]
Condensed Financial Statements, Captions [Line Items]
Background	A PRC limited liability company
Ownership	60% owned by Beijing Yisuizhen
West Angel (Beijing) Health Technology Co., Ltd. (“West Angel”) One [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Incorporated on July 1, 2003
West Angel (Beijing) Health Technology Co., Ltd. (“West Angel”) Two [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Acquired by the Company on August 31, 2022
West Angel (Beijing) Health Technology Co., Ltd. (“West Angel”) Three [Member]
Condensed Financial Statements, Captions [Line Items]
Background	Provision of online platform for communication between hospitals and patients